UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

1401 Woodsong Drive, Hendersonville, NC 28791

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

1401 Woodsong Drive, Hendersonville, NC 28791

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Boyle Marathon Fund

			Schedule of Investments
			March 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% Net Assets

COMMON STOCK
Consumer Goods
400	Coca Cola Co.	$ 19,200
600	Procter & Gamble Co.	37,896
600	Honda Motor Co. Ltd.	20,922
		78,018	5.55%
Consumer Serivces
1,000	Ingles Markets, Inc.	40,840	2.90%

Energy
300	Exxon Mobil Corp.	22,635	1.61%

Financial Services
900	AllianceBernstein Holding L.P.	79,650
200	American International Group, Inc.	13,444
200	Bankamerica Corp.	10,204
800	General Electric Co.	28,288
1,035	Ship Finance International, Ltd.	28,390
400	T. Rowe Price Associates, Inc.	18,876
		178,852	12.72%

Health Care
300	CIGNA Corp.	42,798
300	Genentech, Inc.*	24,636
400	Merck & Co., Inc.	17,668
		85,102	6.05%
Other
400	3M Co.	30,572
300	DRS Technologies, Inc.	15,651
300	Ingersoll-Rand Co. Ltd.	13,011
		59,234	4.21%
Utilities
600	Exelon Corp.	41,226	2.93%

Retail
1,000	DSW, Inc. *	42,210
400	Penney, J.C. Co., Inc.	32,864
800	McDonalds Corp.	36,040
200	Panera Bread Co.*	11,812
100	Sears Holdings Corp.*	18,016
400	TJX Companies, Inc.	10,784
		151,726	10.79%

Technology
1,500	American Telephone & Telegraph, Inc.	59,145
800	China Mobile Limited	35,880
300	Garmin Ltd.	16,245
500	Hewlett Packard Co.	20,070
1,200	Infosys Technologies, Ltd. +	60,300
1,300	Microsoft Corp.	36,231
		227,871	16.20%

Total Common Stock (Cost $837,920)		$ 844,664	60.06%

Unit Investment Trusts
2,000	Nasdaq 100	87,060
1,000	S & P Deposit Receipts	142,000
Total Unit Investment Trusts (Cost $225,818)		229,060	16.29%

Exchange Traded Funds
300	Ishares MSCI Emerg. Mkts. Index	34,950
1,000	Ishares Russell 2000	78,830
500	S & P Midcap 400 Index	77,130
Total Exchange Traded Funds (Cost $189,253)		190,910	13.57%

Cash Equivalents
202,506	First American Prime Obligation Fund-Class Y	202,506	14.40%
	Interest Rate 4.93% (Cost $202,056) **

Total Investments (Cost $1,455,047)		$ 1,467,140	104.32%

	Liabilities in Excess of Other Assets	(60,784)	(4.32)%
	Net Assets	$ 1,406,356	100.00%

* Non-Income producing securities.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2007
+ADR-American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
The Boyle Marathon Fund
1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,455,047 amounted to $52,484, which consisted of aggregate gross unrealized appreciation of $62,680 and aggregate gross unrealized depreciation of $10,196.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date May 29, 2007

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date May 29, 2007